SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended
Jun. 30, 2019
Disclosure of significant accounting policies [Abstract]
Schedule of Composition of Right-of-Use Assets

	January 1,	June 30,
	2019	2019
Composition of right-of-use assets by type:
Property	1,552	1,485
Motor vehicles	326	231
Total right-of-use asset	1,878	1,716

Composition of lease liabilities recognized as of January 1, 2019:
Current lease liabilities	713
Non-current lease liabilities	1,165
1,878